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VIA EDGAR

April 30, 2021

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Valkyrie Bitcoin Fund

Ladies and Gentlemen:

On behalf of Valkyrie Bitcoin Fund (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s amendment no. 1 to the registration statement on Form S-1 (the “Registration Statement”). The Registration Statement relates to common shares of beneficial interest of Valkyrie Bitcoin Fund, a newly formed Delaware statutory trust intending to operate as an exchange-traded fund.

We are aware that the Staff of the Division of Corporation Finance has deferred review of this Registration Statement until such time as the Division of Trading and Markets has ordered a related self-regulatory organization rule change pursuant to an application on Form 19b-4. The purpose of this amendment is to update the preliminary prospectus disclosure to harmonize it with the related application on Form 19b-4, and we are not requesting that the Staff of the Division of Corporation Finance reverse its deferral position at this time.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or James M. Audette at (312) 845-3421.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP